Borrowings and Debt Securities : Local debt securities and Foreign debt securities (Details)
€ in Thousands, kr in Thousands, SFr in Thousands, $ in Thousands, $ in Thousands, $ in Thousands, ₩ in Millions
		12 Months Ended
		Dec. 31, 2019 KRW (₩)	Dec. 31, 2018 KRW (₩)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 AUD ($)	Dec. 31, 2019 CHF (SFr)	Dec. 31, 2019 HKD ($)	Dec. 31, 2019 SEK (kr)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 AUD ($)	Dec. 31, 2018 CHF (SFr)	Dec. 31, 2018 HKD ($)	Dec. 31, 2018 SEK (kr)
Debt Instrument [Line Items]
Bonds issued		₩ 63,261,668	₩ 56,695,855
Less : Discount on debt securities		(91,700)	(91,887)
Add : Premium on debt securities		1,696	20
Less : Current portion of debt securities		(7,545,485)	(6,790,778)
Add : Current portion of discount on debt securities		2,780	1,974
Less: Current portion of premium on foreign debt securities		0	(20)
Total		55,628,959	49,815,164
Local Debt securities
Debt Instrument [Line Items]
Bonds issued		52,913,577	47,703,228
Less : Discount on debt securities		(42,274)	(41,247)
Less : Current portion of debt securities		(6,340,000)	(5,330,000)
Add : Current portion of discount on debt securities		1,409	1,035
Total		₩ 46,532,712	₩ 42,333,016
Electricity Bonds
Debt Instrument [Line Items]
Debt Instrument, Issuance Date		2010.04.08~ 2019.12.30	2009.12.03~ 2018.12.04
Debt Instrument, Maturity Date, Description		2020.01.12~ 2049.10.24	2019.01.08~ 2048.10.29
Interest rate (%)		1.32~5.26	1.62~5.45
Bonds issued		₩ 28,450,000	₩ 24,480,000
Corporate bonds
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	[1]	2009.10.16~ 2019.12.19	2009.05.04~ 2018.11.09
Debt Instrument, Maturity Date, Description	[1]	2020.02.22~ 2049.12.19	2019.01.21~2048.11.09
Interest rate (%)	[1]	1.29~6.00	1.36~6.00
Bonds issued	[1]	₩ 24,463,577	₩ 23,223,228
Foreign Debt securities
Debt Instrument [Line Items]
Bonds issued		10,348,091	8,992,627
Less : Discount on debt securities		(49,426)	(50,640)
Add : Premium on debt securities		1,696	20
Less : Current portion of debt securities		(1,205,485)	(1,460,778)
Add : Current portion of discount on debt securities		1,371	939
Less: Current portion of premium on foreign debt securities		0	(20)
Total		₩ 9,096,247	₩ 7,482,148
FY-96
Debt Instrument [Line Items]
Debt Instrument, Issuance Date		1996.04.01~1996.12.06	1996.04.01~1996.12.06
Debt Instrument, Maturity Date, Description		2026.12.01~2096.04.01	2026.12.01~2096.04.01
Interest rate (%)		6.00~7.95	6.00~8.37
Bonds issued		₩ 288,379	₩ 278,488	$ 249,074						$ 249,071
FY-97
Debt Instrument [Line Items]
Debt Instrument, Issuance Date		1997.01.31~1997.08.04	1997.01.31~1997.08.04
Debt Instrument, Maturity Date, Description		2027.02.01~2027.08.01	2027.02.01~2027.08.01
Interest rate (%)		6.75~7.00	6.75~7.00
Bonds issued		₩ 364,379	₩ 351,885	314,717						314,717
FY-04
Debt Instrument [Line Items]
Debt Instrument, Issuance Date		2004.04.23	2004.04.23
Debt Instrument, Maturity Date, Description		2034.04.23	2034.04.23
Interest rate (%)		5.13	5.13
Bonds issued		₩ 332,196	₩ 320,805	286,920						286,920
FY-11
Debt Instrument [Line Items]
Debt Instrument, Issuance Date		2011.07.13	2011.07.13
Debt Instrument, Maturity Date, Description		2021.07.13	2021.07.13
Interest rate (%)		4.75	4.75
Bonds issued		₩ 578,900	₩ 559,050	500,000						500,000
FY-12
Debt Instrument [Line Items]
Debt Instrument, Issuance Date		2012.09.19	2012.09.19
Debt Instrument, Maturity Date, Description		2022.09.19	2022.09.19
Interest rate (%)		3	3
Bonds issued		₩ 868,350	₩ 838,575	750,000						750,000
FY-13
Debt Instrument [Line Items]
Debt Instrument, Issuance Date			2013.09.26~2013.10.23
Debt Instrument, Maturity Date, Description			2019.03.26~2019.04.23
Interest rate (%)			1.50~1.63
Bonds issued			₩ 454,488										SFr 400,000
FY-13
Debt Instrument [Line Items]
Debt Instrument, Issuance Date		2013.09.25	2013.09.25
Debt Instrument, Maturity Date, Description		2020.09.25	2020.09.25
Interest rate (%)		5.75	5.75
Bonds issued		₩ 263,361	₩ 256,038			$ 325,000						$ 325,000
FY-14
Debt Instrument [Line Items]
Debt Instrument, Issuance Date		2014.07.30~2014.12.02	2014.02.11~2014.12.02
Debt Instrument, Maturity Date, Description		2020.06.02~2029.07.30	2019.02.11~2029.07.30
Interest rate (%)		2.50~3.57	2.38~3.57
Bonds issued		₩ 694,680	₩ 1,677,150	600,000						1,500,000
FY-15
Debt Instrument [Line Items]
Debt Instrument, Issuance Date		2015.06.15	2015.06.15
Debt Instrument, Maturity Date, Description		2025.06.15	2025.06.15
Interest rate (%)		3.25	3.25
Bonds issued		₩ 347,340	₩ 335,430	300,000						300,000
FY-16
Debt Instrument [Line Items]
Debt Instrument, Issuance Date		2016.01.21	2016.01.21
Debt Instrument, Maturity Date, Description		2021.07.21	2021.07.21
Interest rate (%)		2.50	2.50
Bonds issued		₩ 347,340	₩ 335,430	300,000						300,000
FY-17
Debt Instrument [Line Items]
Debt Instrument, Issuance Date		2017.04.12~2017.07.25	2017.04.12~2017.07.25
Debt Instrument, Maturity Date, Description		2020.04.12~2027.07.25	2020.04.12~2027.07.25
Interest rate (%)		2.38~3.13	2.38~3.13
Bonds issued		₩ 1,273,580	₩ 1,229,910	1,100,000						1,100,000
FY-17
Debt Instrument [Line Items]
Debt Instrument, Issuance Date		2017.10.30	2017.10.30
Debt Instrument, Maturity Date, Description		2037.10.30	2037.10.30
Interest rate (%)		1.70	1.70
Bonds issued		₩ 51,897	₩ 51,166		€ 40,000						€ 40,000
FY-17
Debt Instrument [Line Items]
Debt Instrument, Issuance Date		2017.11.16	2017.11.16
Debt Instrument, Maturity Date, Description		2037.11.16	2037.11.16
Interest rate (%)		2.36	2.36
Bonds issued		₩ 55,737	₩ 56,061						kr 450,000						kr 450,000
FY-18
Debt Instrument [Line Items]
Debt Instrument, Issuance Date		2018.01.29~2018.07.25	2018.01.29~2018.07.25
Debt Instrument, Maturity Date, Description		2021.01.29~2023.07.25	2021.01.29~2023.07.25
Interest rate (%)		3.00~3.88	3.00~3.88
Bonds issued		₩ 2,084,040	₩ 2,012,580	1,800,000						$ 1,800,000
FY-18
Debt Instrument [Line Items]
Debt Instrument, Issuance Date		2018.03.13	2018.03.13
Debt Instrument, Maturity Date, Description		2028.03.13	2028.03.13
Interest rate (%)		3.35	3.35
Bonds issued		₩ 245,289	₩ 235,571					$ 1,650,000						$ 1,650,000
FY-19
Debt Instrument [Line Items]
Debt Instrument, Issuance Date		2019.01.22~2019.06.24
Debt Instrument, Maturity Date, Description		2022.01.22~2024.06.24
Interest rate (%)		2.50~3.38
Bonds issued		₩ 926,240						$ 800,000
FY-19
Debt Instrument [Line Items]
Debt Instrument, Issuance Date		2019.02.27
Debt Instrument, Maturity Date, Description		2024.02.27
Interest rate (%)		0.13
Bonds issued		₩ 239,104					SFr 200,000
FY-19
Debt Instrument [Line Items]
Debt Instrument, Issuance Date		2019.07.19
Debt Instrument, Maturity Date, Description		2024.07.19~2027.07.19
Interest rate (%)		0~0.05
Bonds issued		₩ 358,656					SFr 300,000
FY-19
Debt Instrument [Line Items]
Debt Instrument, Issuance Date		2019.07.22
Debt Instrument, Maturity Date, Description		2022.07.22
Interest rate (%)		2.38
Bonds issued		₩ 347,340		300,000
FY-19
Debt Instrument [Line Items]
Debt Instrument, Issuance Date		2019.10.31
Debt Instrument, Maturity Date, Description		2024.10.30
Interest rate (%)		3M BBSW+97bp
Bonds issued		₩ 243,102				$ 300,000
FY-19
Debt Instrument [Line Items]
Debt Instrument, Issuance Date		2019.12.19
Debt Instrument, Maturity Date, Description		2037.12.31
Interest rate (%)		3.3~5.7
Bonds issued		₩ 438,181		$ 378,460

[1]	Corporate bonds of HeeMang Sunlight Power Co., Ltd. amounting to KRW2,697 million can be redeemed every March 31 after five years from its issue date, March 31, 2016.